Nature of Business and Operations (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Jan. 23, 2020	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Sep. 28, 2012
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000																		1,000,000,000
Common stock, initial public offering price (in dollars per share)	$ 9.08	$ 8.33	$ 0	$ 0	$ 8.77	$ 0	$ 0		$ 0	$ 0	$ 8.36	$ 0	$ 0	$ 8.34	$ 0	$ 0	$ 8.97	$ 0	$ 0
Common stock, shares issued (in shares)		60,094,623																		61,378,367
Issuance of common stock	$ 644,826	$ 641,695
Shares issued through initial public offering
Class of Stock [Line Items]
Common stock, shares authorized (in shares)																					100,000,000
Common stock, initial public offering price (in dollars per share)																					$ 10
Shares issued through the distribution reinvestment plan (in shares)	60,206,508	60,094,623
Common stock, shares issued (in shares)	55,791,297	55,791,297
Issuance of common stock	$ 556,197	$ 556,197
Shares issued through distribution reinvestment plan
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		10,000,000						1,500,000
Common stock, purchase price percentage equal to estimated net asset value per share	95.00%	95.00%
Common stock, shares issued (in shares)	10,197,719	9,826,431
Issuance of common stock	$ 88,479	$ 85,348
Shares issued through distribution reinvestment plan | Subsequent Event
Class of Stock [Line Items]
Common stock, shares authorized (in shares)								1,500,000